Share-based payments (Details 1)	1 Months Ended												12 Months Ended
	Jul. 31, 2024 Number £ / shares		Feb. 29, 2024 Number £ / shares		Jan. 31, 2024 Number £ / shares		Aug. 31, 2022 Number £ / shares		Aug. 31, 2022 Number £ / shares		Feb. 28, 2022 Number £ / shares		Dec. 31, 2024 Number	Dec. 31, 2023 Number	Dec. 31, 2022 Number
Notes and other explanatory information [abstract]
Number of options	85,922,000		130,313,200		144,000,000		100,000		150,000		375,000		360,235,200		31,250
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes
Share price	0.00139		1.310		1.90		0.105		0.105		0.1525
Exercise price of options issued in year | £ / shares	£ 0.00259		£ 1.310		£ 1.90		£ 0.105		£ 0.105		£ 0.1525
Contractual life	10 years		10 years		10 years		10 years		10 years		10 years
Expected life	4 years		4 years		4 years		5 years		5 years		5 years
Volatility	110.00%	[1]	100.00%	[1]	100.00%	[1]	91.78%	[2]	91.66%	[2]	87.88%	[2]
Expected dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Risk free rate	4.025%		4.195%		4.11%		1.92%		1.92%		1.28%

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.
[2]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.